Employee benefit plans	12 Months Ended
Mar. 31, 2020
Employee benefit plans
20. Employee benefit plans:
Pension and severance plans -
Upon terminations of employment, employees of the parent company and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum
indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.
Effective October
1
,
2004
, the parent company amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum
or pension payments determined based on accumulated “points” vested in each year of service.
There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.
Effective October 1, 2005, the parent company partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended
plan.
The parent company and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.
Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.
Toyota uses a March 31 measurement date for its benefit plans.
Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2019	2020	2019	2020
Change in benefit obligation
Benefit obligation at beginning of year	2,019,310	2,100,073	1,097,981	1,186,897
Service cost	99,838	93,298	46,930	46,869
Interest cost	12,967	10,514	40,708	40,335
Plan participants’ contributions	974	1,014	1,045	2,018
Plan amendments	(1,067)	(988)	13	3,308
Net actuarial (gain) loss	67,391	(48,602)	7,755	(2,865)
Acquisition and other	(20,786)	(55,070)	21,634	(28,548)
Benefits paid	(78,554)	(48,796)	(29,169)	(40,200)

Benefit obligation at end of year	2,100,073	2,051,443	1,186,897	1,207,814

Change in plan assets
Fair value of plan assets at beginning of year	1,612,879	1,600,491	815,483	882,784
Actual return on plan assets	3,208	(70,503)	59,237	13,421
Acquisition and other	(13,705)	(41,105)	12,696	(28,068)
Employer contributions	41,276	38,144	18,952	29,407
Plan participants’ contributions	974	1,014	1,045	2,018
Benefits paid	(44,141)	(15,010)	(24,629)	(30,661)

Fair value of plan assets at end of year	1,600,491	1,513,031	882,784	868,901

Funded status	499,582	538,412	304,113	338,913

Amounts recognized in the consolidated balance sheets as of March 31, 2019 and 2020 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2019	2020	2019	2020
Accrued expenses (Accrued pension and severance costs)	34,298	33,422	3,234	7,934
Accrued pension and severance costs	657,380	639,764	306,026	338,862
Investments and other assets - Other (Prepaid pension and severance costs)	(192,096)	(134,774)	(5,147)	(7,883)

Net amount recognized	499,582	538,412	304,113	338,913

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2019 and 2020 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2019	2020	2019	2020
Net actuarial loss	(339,814)	(383,485)	(91,072)	(116,171)
Prior service costs	29,801	21,538	(1,612)	(5,352)
Net transition obligation	—	—	—	—

Net amount recognized	(310,013)	(361,947)	(92,684)	(121,523)

The accumulated benefit obligation for all defined benefit pension plans was ¥2,040,344 million and ¥1,993,624 million in Japanese plans, ¥1,120,453 million and ¥1,134,977 million in Foreign plans at March 31, 2019 and 2020, respectively.
The projected benefit obligation and fair value of plan assets for which the projected benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2019	2020	2019	2020
Projected benefit obligation	878,009	846,068	681,025	1,025,234
Fair value of plan assets	203,277	188,241	357,583	678,522

The accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2019	2020	2019	2020
Accumulated benefit obligation	847,017	783,561	515,918	403,810
Fair value of plan assets	198,315	155,345	215,006	93,717
Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2018	2019	2020	2018	2019	2020
Service cost	88,964	99,838	93,298	35,887	46,930	46,869
Interest cost	13,252	12,967	10,514	37,817	40,708	40,335
Expected return on plan assets	(36,409)	(38,551)	(37,813)	(41,048)	(37,530)	(43,003)
Amortization of prior service costs	(4,226)	(3,904)	(4,346)	313	219	142
Recognized net actuarial loss	7,462	6,927	8,356	5,452	7,102	4,255
Amortization of net transition obligation	—	—	—	—	—	—

Net periodic pension cost	69,043	77,277	70,009	38,421	57,429	48,598

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2018	2019	2020	2018	2019	2020
Net actuarial gain (loss)	39,852	(102,734)	(59,714)	(17,163)	13,952	(26,717)
Recognized net actuarial loss	7,462	6,927	8,356	5,452	7,102	4,255
Prior service costs	58	1,067	988	12	(13)	(3,308)
Amortization of prior service costs	(4,226)	(3,904)	(4,346)	313	219	142
Amortization of net transition obligation	—	—	—	—	—	—
Other	(7,979)	4,610	2,782	9,004	7,289	(3,211)

Total recognized in other comprehensive income (loss)	35,167	(94,034)	(51,934)	(2,382)	28,549	(28,839)

“Other” includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2018, 2019 and 2020.
The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2021 are ¥(3,400) million and ¥13,300 million in Japanese plans, ¥100 million and ¥6,000 million in Foreign plans, respectively.
Weighted-average assumptions used to determine benefit obligations as of March 31, 2019 and 2020 are as follows:

	March 31,
	Japanese plans		Foreign plans
	2019	2020	2019	2020
Discount rate	0.6%	0.6%	3.8%	3.5%
Rate of compensation increase	3.1%	2.5%	3.5%	3.4%
As of March 31, 2019 and 2020, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine benefit obligations.
Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2018, 2019 and 2020 are as follows:

	For the years ended March 31,
	Japanese plans			Foreign plans
	2018	2019	2020	2018	2019	2020
Discount rate	0.7%	0.7%	0.6%	4.0%	3.9%	3.8%
Expected return on plan assets	2.4%	2.4%	2.4%	6.0%	5.6%	5.2%
Rate of compensation increase	2.9%	3.3%	3.1%	3.8%	3.6%	3.5%
During the years ended March 31, 2018, 2019 and 2020, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine net periodic pension cost.
The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.
Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. In Japanese plans, excepting equity securities contributed by Toyota, approximately 40% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in insurance contracts and other products. In Foreign plans, excepting equity securities contributed by Toyota, approximately 40% of the plan assets is invested in equity securities, approximately 50% is invested in debt securities, and the rest of them is invested in other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth
assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.
The following table summarizes the fair value of classes of plan assets as of March 31, 2019 and 2020. See note 28 to the consolidated financial statements for three levels of input which are used to measure fair value.
Japanese plans

	Yen in millions
	March 31, 2019
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	531,159	—	—	531,159
Commingled funds	—	192,012	—	192,012

	531,159	192,012	—	723,171

Debt securities
Government bonds	98,578	—	—	98,578
Commingled funds	—	286,783	—	286,783
Other	—	54,652	—	54,652

	98,578	341,435	—	440,013

Insurance contracts	—	226,093	—	226,093
Other	84,208	38,439	4,242	126,889
Investments measured at net asset value	—	—	—	84,325

Total	713,945	797,979	4,242	1,600,491

	Yen in millions
	March 31, 2020
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	467,885	—	—	467,885
Commingled funds	—	135,979	—	135,979

	467,885	135,979	—	603,864

Debt securities
Government bonds	86,212	—	—	86,212
Commingled funds	—	278,394	—	278,394
Other	—	75,644	—	75,644

	86,212	354,038	—	440,250

Insurance contracts	—	226,043	—	226,043
Other	89,986	59,780	6,199	155,965
Investments measured at net asset value	—	—	—	86,909

Total	644,083	775,840	6,199	1,513,031

Foreign plans

	Yen in millions
	March 31, 2019
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	123,875	—	—	123,875
Commingled funds	—	215,386	—	215,386

	123,875	215,386	—	339,261

Debt securities
Government bonds	141,054	—	—	141,054
Commingled funds	—	—	—	—
Other	—	164,877	—	164,877

	141,054	164,877	—	305,931

Insurance contracts	—	—	—	—
Other	10,292	24,810	27,903	63,005
Investments measured at net asset value	—	—	—	174,587

Total	275,221	405,073	27,903	882,784

	Yen in millions
	March 31, 2020
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	111,997	—	—	111,997
Commingled funds	—	186,918	—	186,918

	111,997	186,918	—	298,915

Debt securities
Government bonds	181,702	—	—	181,702
Commingled funds	—	—	—	—
Other	—	170,650	—	170,650

	181,702	170,650	—	352,352

Insurance contracts	—	—	—	—
Other	10,425	24,410	28,251	63,086
Investments measured at net asset value	—	—	—	154,548

Total	304,124	381,978	28,251	868,901

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:
Quoted market prices for identical securities are used to measure fair value of common stocks. Japanese stocks and foreign stocks represent 73% and 27% (as of March 31, 2019) and 75% and 25% (as of March 31, 2020) of common stocks, respectively, in Japanese plans. Common stocks include mainly foreign stocks as of March 31, 2019 and 2020 in Foreign plans.
Quoted market prices for identical securities are used to measure fair value of government bonds. Japanese government bonds and foreign government bonds represent 33% and 67% (as of March 31, 2019) and 37% and 63% (as of March 31, 2020) of government bonds, respectively, in Japanese plans. Government bonds include mainly foreign government bonds as of March 31, 2019 and 2020 in Foreign plans.
Commingled funds are beneficial interests of collective trust. The fair values of commingled funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments by the NAV.
The fair values of insurance contracts are measured using contracted amount with accrued interest.
“Other” consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments by the NAV.
The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2018, 2019 and 2020:
Japanese plans

	Yen in millions
	For the years ended March 31,
	2018			2019			2020
	Debt securities	Other	Total	Debt securities	Other	Total	Debt securities	Other	Total
Balance at beginning of year	81	496	577	19	—	19	—	4,242	4,242
Actual return on plan assets	—	(4)	(4)	—	(164)	(164)	—	(43)	(43)
Purchases, sales and settlements	(62)	(492)	(554)	(19)	—	(19)	—	—	—
Other	—	—	—	—	4,406	4,406	—	2,000	2,000

Balance at end of year	19	—	19	—	4,242	4,242	—	6,199	6,199

Foreign plans

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
	Other	Other	Other
Balance at beginning of year	30,903	31,288	27,903
Actual return on plan assets	2,024	(4,784)	891
Purchases, sales and settlements	—	—	—
Other	(1,639)	1,399	(543)

Balance at end of year	31,288	27,903	28,251

Toyota expects to contribute ¥38,667 million in Japanese plans and ¥17,749 million in Foreign plans to its pension plans in the year ending March 31, 2021.
The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2021	82,748	43,815
2022	86,207	45,841
2023	87,914	47,645
2024	90,887	49,795
2025	87,909	50,854
from 2026 to 2030	441,675	281,343

Total	877,340	519,293

Postretirement benefits other than pensions and postemployment benefits -
Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are provided through various insurance companies, health care providers and others. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.